Income Taxes - Net Deferred Tax Assets Reflected in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 1,451	$ 1,134
Deferred tax liabilities	(112)	(172)
Net deferred tax assets	$ 1,339	$ 962